UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2007
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      National Mutual Insurance Federation of Agricultural Cooperatives

Address:   JA Kyosai Building 2-7-9, Hirakawa-cho, Chiyoda-ku
           Tokyo, Japan 102-8630


Form 13F File Number: 028-14926


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Katsuhiko Kumon
Title:  Manager, Financial Administration Department
Phone:  81-3-5215-9227

Signature,  Place,  and  Date  of  Signing:

/s/ Katsuhiko Kumon                Tokyo, Japan                       3/20/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              50

Form 13F Information Table Value Total:  $      506,292
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
3M CO                        COM            88579Y101    1,172    13,500 SH       DEFINED                13,500      0    0
ADOBE SYS INC                COM            00724F101    1,200    29,900 SH       DEFINED                29,900      0    0
ALTRIA GROUP INC             COM            02209S103    1,452    20,700 SH       DEFINED                20,700      0    0
AMERICAN INTL GROUP INC      COM            026874107    1,464    20,900 SH       DEFINED                20,900      0    0
AT&T INC                     COM            00206R102    1,370    33,000 SH       DEFINED                33,000      0    0
AUTOZONE INC                 COM            053332102    1,831    13,400 SH       DEFINED                13,400      0    0
BANK NEW YORK INC            COM            064057102    2,018    48,700 SH       DEFINED                48,700      0    0
BARR PHARMACEUTICALS INC     COM            068306109    1,055    21,000 SH       DEFINED                21,000      0    0
BECTON DICKINSON & CO        COM            075887109    2,079    27,900 SH       DEFINED                27,900      0    0
CITIGROUP INC                COM            172967101    1,575    30,700 SH       DEFINED                30,700      0    0
COCA COLA CO                 COM            191216100    1,313    25,100 SH       DEFINED                25,100      0    0
COMCAST CORP NEW             CL A           20030N101      928    33,000 SH       DEFINED                33,000      0    0
CONOCOPHILLIPS               COM            20825C104    1,806    23,000 SH       DEFINED                23,000      0    0
CVS CAREMARK CORPORATION     COM            126650100    1,248    34,235 SH       DEFINED                34,235      0    0
DARDEN RESTAURANTS INC       COM            237194105    1,170    26,600 SH       DEFINED                26,600      0    0
DU PONT E I DE NEMOURS & CO  COM            263534109      773    15,200 SH       DEFINED                15,200      0    0
EATON CORPORATION            COM            278058102    2,595    27,900 SH       DEFINED                27,900      0    0
ELECTRONIC ARTS INC          COM            285512109      790    16,700 SH       DEFINED                16,700      0    0
EMERSON ELEC CO              COM            291011104    1,357    29,000 SH       DEFINED                29,000      0    0
ENTERGY CORP NEW             COM            29364G103    2,050    19,100 SH       DEFINED                19,100      0    0
EXELON CORP                  COM            30161N101    1,379    19,000 SH       DEFINED                19,000      0    0
EXXON MOBIL CORP             COM            30231G102    2,013    24,000 SH       DEFINED                24,000      0    0
FIRST DATA CORP              COM            319963104    1,535    47,000 SH       DEFINED                47,000      0    0
GOODRICH CORP                COM            382388106    1,668    28,000 SH       DEFINED                28,000      0    0
INTERNATIONAL BUSINESS MACHS COM            459200101    1,474    14,000 SH       DEFINED                14,000      0    0
INTUIT                       COM            461202103    1,203    40,000 SH       DEFINED                40,000      0    0
JOHNSON & JOHNSON            COM            478160104    1,029    16,700 SH       DEFINED                16,700      0    0
JOHNSON CTLS INC             COM            478366107    2,477    21,400 SH       DEFINED                21,400      0    0
LINEAR TECHNOLOGY CORP       COM            535678106      923    25,500 SH       DEFINED                25,500      0    0
MACYS INC                    COM            55616P104    1,241    31,200 SH       DEFINED                31,200      0    0
MARSHALL & ILSLEY CORP       COM            571834100    1,286    27,000 SH       DEFINED                27,000      0    0
MCGRAW HILL COS INC          COM            580645109    1,702    25,000 SH       DEFINED                25,000      0    0
MEDCO HEALTH SOLUTIONS INC   COM            58405U102      507     6,500 SH       DEFINED                 6,500      0    0
MERRILL LYNCH & CO INC       COM            590188108    1,170    14,000 SH       DEFINED                14,000      0    0
MICROSOFT CORP               COM            594918104    1,644    55,800 SH       DEFINED                55,800      0    0
NIKE INC                     CL B           654106103    1,516    26,000 SH       DEFINED                26,000      0    0
NOBLE CORPORATION            SHS            G65422100    2,711    27,800 SH       DEFINED                27,800      0    0
NORFOLK SOUTHERN CORP        COM            655844108    1,903    36,200 SH       DEFINED                36,200      0    0
NUCOR CORP                   COM            670346105    1,173    20,000 SH       DEFINED                20,000      0    0
POWERSHARES QQQ TRUST        UNIT SER 1     73935A104  198,492 4,170,000 SH       SOLE                4,170,000      0    0
PROCTER & GAMBLE CO          COM            742718109    1,695    27,700 SH       DEFINED                27,700      0    0
RAYTHEON CO                  COM NEW        755111507    1,504    27,900 SH       DEFINED                27,900      0    0
SPDR TR                      UNIT SER 1     78462F103  237,379 1,578,000 SH       SOLE                1,578,000      0    0
TRAVELERS COMPANIES INC      COM            89417E109    1,493    27,900 SH       DEFINED                27,900      0    0
US BANCORP DEL               COM NEW        902973304    1,384    42,000 SH       DEFINED                42,000      0    0
VERIZON COMMUNICATIONS       COM            92343V104      823    20,000 SH       DEFINED                20,000      0    0
WACHOVIA CORP NEW            COM            929903102    1,076    21,000 SH       DEFINED                21,000      0    0
WALGREEN CO                  COM            931422109      653    15,000 SH       DEFINED                15,000      0    0
WELLPOINT INC                COM            94973V107    2,227    27,900 SH       DEFINED                27,900      0    0
WELLS FARGO & CO NEW         COM            949746101    1,766    50,200 SH       DEFINED                50,200      0    0